Contingencies - Consumption Tax Refunds (Details) (Consumption tax refunds, Salerno) In Millions, unless otherwise specified	1 Months Ended
	Jan. 31, 2012 USD ($)	Jan. 31, 2012 EUR (€)
Gain Contingencies [Line Items]
Cash received from consumption tax refunds and deferred in Other liabilities at the balance sheet date	$ 28	€ 20